Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
REVENUE

17. REVENUE

For the years ended December 31, 2025, 2024 and 2023, the Company’s revenue was all recognized at point of time.

Revenue for the year ended December 31, 2025, consists of the following:

	Corporate Customers	Retail Customers	Total
Medical and related products	$280,719	$55	$280,774
Drugs	209,025	14,400	223,425
Beauty products	49,841	70	49,911
Contact lenses	35,000	—	35,000
Nutritional products	5,000	234	5,234
Supplements	2,405	68	2,473
Total	$581,990	$14,827	$596,817

The Company operates in multiple geographic regions. Net revenues by geographic area for the period are as follows:

Net Revenues by Geographic Area

Geographic Area	Net Revenues
United States	$35,000
Taiwan	561,817
Total	$596,817

The United States revenues are derived from contact lens sales, while all other product categories, including drugs, medical and related products, nutritional products, and supplements, are sold in Taiwan.

Revenue for the year ended December 31, 2024, consists of the following:

	Corporate Customers	Retail Customers	Total
Drugs	$143,633	$—	$143,633
Medical and related products	292,609	249	292,858
Nutritional products	41,458	314	41,772
Supplements	24,057	8,040	32,097
Total	$501,757	$8,603	$510,360

All product categories are sold in Taiwan for the year ended December 31, 2024.

Revenue for the years ended December 31, 2023, consists of the following:

	Corporate Customers	Retail Customers	Total
Drugs	$141,947	$—	$141,947
Medical and related products	146,593	257	146,850
Nutritional products	5,934	3,606	9,540
Supplements	32,341	19,453	51,794
Total	$326,815	$23,316	$350,131

All product categories are sold in Taiwan for the year ended December 31, 2023.